                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended June 30, 2003.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 22nd day of July, 2003.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
30-Jun-03


                                                                                                    Voting Authority
                                                                                                    -----------------
                                   Title
                                    of                     Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class      CUSIP       (x$1000)   Prn Amt   Prn   Call  Dscretn  Managers  Sole   Shared   None
------------------------------    ------    ---------     --------   --------  ---   ----  -------  --------  ----   ------   ----
AIRBORNE FREIGHT CORP             COM       009266107         731     35,000    SH         Defined                           35,000
AOL TIME WARNER INC               COM       02364J104       2,977    185,000    SH         Defined                          185,000
BALL CORP                         COM       058498106       1,329     29,200    SH         Defined                           29,200
BANKATLANTIC BANCORP INC-CL A     COM       065908501       1,836    154,400    SH         Defined                          154,400
BAXTER INTL INC CONTINGENT PAY    COM       071813125           0     25,000    SH         Defined                           25,000
BAY VIEW CAPITAL CORP             COM       07262L101       2,663    460,670    SH         Defined                          460,670
CANADIAN LIFE FIN'L               COM       135113108       1,328     40,000    SH         Defined                           40,000
CENTERPULSE LTD SPONS ADR         COM       152005104         337     12,500    SH         Defined                           12,500
CHATEAU PROPERTIES                COM       161726104         888     30,000    SH         Defined                           30,000
CHIPPAC INC CL A                  COM       169657103       1,540    200,800    SH         Defined                          200,800
CIRCUIT CITY GROUP                COM       172737108       1,213    137,800    SH         Defined                          137,800
CLAYTON HOMES INC                 COM       184190106         627     50,000    SH         Defined                           50,000
CNET NETWORKS INC.                COM       125945105         383     61,400    SH         Defined                           61,400
COMPUTER HORIZONS CORP.           COM       205908106         113     25,000    SH         Defined                           25,000
CONCORD EFS INC                   COM       206197105         515     35,000    SH         Defined                           35,000
CROWN CORK & SEAL CO              COM       228255105         680     95,300    SH         Defined                           95,300
DADE BEHRING HOLDINGS INC         COM       23342J206       1,898     82,611    SH         Defined                           82,611
EQUITABLE RESOURCES INC           COM       294549100       1,282     31,459    SH         Defined                           31,459
FIRST VA BANKS INC                COM       337477103       1,617     37,500    SH         Defined                           37,500
FLEXTRONICS INTL                  COM       Y2573F102         957     92,100    SH         Defined                           92,100
GBC BANCORP                       COM       361475106         584     15,200    SH         Defined                           15,200
GENERAL MOTORS CLASS H            COM       370442832       3,047    237,900    SH         Defined                          237,900
GENZYME CORP - BIOSURGERY DIVI    COM       372917708         426    215,300    SH         Defined                          215,300
GLOBALSANTAFE CORP.               COM       G3930E101         747     32,000    SH         Defined                           32,000
GUCCI GROUP NV                    COM       401566104         980     10,000    SH         Defined                           10,000
HALLIBURTON COMPANY               COM       406216101       2,562    111,400    SH         Defined                          111,400
HEALTHEON-WEB MD CORP             COM       94769M105       1,630    150,500    SH         Defined                          150,500
HISPANIC BROADCASTING CORP        COM       43357B104         949     37,300    SH         Defined                           37,300
HOLLY CORP                        COM       435758305         690     25,000    SH         Defined                           25,000
INFINITY PROPERTY & CASUALTY      COM       45665Q103       3,019    127,700    SH         Defined                          127,700
INTERACTIVECORP                   COM       45840Q101       3,371     85,200    SH         Defined                           85,200
ITRON INC                         COM       465741106       1,527     70,816    SH         Defined                           70,816
JO-ANN STORES INC CL B            COM       47758P208       1,107     50,000    SH         Defined                           50,000
KFX INC                           COM       48245L107         426    109,900    SH         Defined                          109,900
KFX INC (RESTRICTED)              COM       48245L917         388    100,000    SH         Defined                          100,000
LENDING TREE INC                  COM       52602Q105       1,229     50,200    SH         Defined                           50,200
MCGRAW HILL COMPANIES INC         COM       580645109       1,445     23,300    SH         Defined                           23,300
METRO GOLDWYN MAYER INC           COM       591610100       1,985    159,860    SH         Defined                          159,860
MICROSOFT CORP.                   COM       594918104       2,415     94,315    SH         Defined                           94,315
MILLENIUM CHEMICALS INC           COM       599903101         666     70,000    SH         Defined                           70,000
MIM CORP                          COM       553044108         410     62,800    SH         Defined                           62,800

                                                                                                    Voting Authority
                                                                                                    -----------------
                                   Title
                                    of                     Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class      CUSIP       (x$1000)   Prn Amt   Prn   Call  Dscretn  Managers  Sole   Shared   None
------------------------------    ------    ---------     --------   --------  ---   ----  -------  --------  ----   ------   ----
MIRANT                            COM       604675108         751    259,100    SH         Defined                          259,100
MOORE WALLACE INC                 COM       615857109       1,882    128,197    SH         Defined                          128,197
NATL COMMERCE FINANCIAL CORP      COM       63545P104         557     25,100    SH         Defined                           25,100
NETRO CORPORATION                 COM       64114R109         216     75,000    SH         Defined                           75,000
NEWSCORP PFD                      COM       652487802         626     25,000    SH         Defined                           25,000
NII HLDGS INC                     COM       62913F201       1,929     50,400    SH         Defined                           50,400
OVERTURE SVCS INC                 COM       69039R100       1,558     85,960    SH         Defined                           85,960
PEOPLESOFT INC.                   COM       712713106       1,293     73,500    SH         Defined                           73,500
PFIZER,INC.                       COM       717081103       2,226     65,170    SH         Defined                           65,170
PIONEER NATIONAL RESOURCES        COM       723787107         652     25,000    SH         Defined                           25,000
PRECISE SOFTWARE SOLUTIONS        COM                       1,151     60,000    SH         Defined                           60,000
PRICE COMMUNICATIONS              COM       741437305       2,450    189,748    SH         Defined                          189,748
PRIORITY HEALTHCARE CORP          COM       74264T102       1,627     87,700    SH         Defined                           87,700
PROASSURANCE CORP                 COM       74267C106       1,889     70,000    SH         Defined                           70,000
PSS WORLD MEDICAL INC.            COM       69666A100         481     83,700    SH         Defined                           83,700
QUANTUM COMMON                    COM       747906204         792    195,513    SH         Defined                          195,513
QUINTILES TRANSNATIONAL CORP.     COM       748767100         497     35,000    SH         Defined                           35,000
RFS HOTEL INVESTORS INC           COM       74955J108         616     50,000    SH         Defined                           50,000
SALIX PHARMACEUTICALS LTD         COM       795435106         133     12,633    SH         Defined                           12,633
SCHERING PLOUGH CORP              COM       806605101       1,012     54,400    SH         Defined                           54,400
STANDARD MOTOR PRODS              COM       853666105       1,746    157,300    SH         Defined                          157,300
SUPERIOR FINANCIAL CORP           COM       868161100         720     30,000    SH         Defined                           30,000
TAIWAN SEMICONDUCTOR MFG          COM       874039100         760     75,400    SH         Defined                           75,400
TAUBMAN CTRS INC.                 COM       876664103         383     20,000    SH         Defined                           20,000
TERRA NETWORKS SA SPONS ADS       COM       88100w103         150     25,000    SH         Defined                           25,000
TMBR/SHARP DRILLING INC           COM       97257P101         471     25,000    SH         Defined                           25,000
TRANSOCEAN INC                    COM       G90078109         606     27,600    SH         Defined                           27,600
VERIDIAN CORP DEL                 COM       92342R203       2,617     75,000    SH         Defined                           75,000
WALTER INDS INC                   COM       93317Q105       1,267    107,800    SH         Defined                          107,800
WEATHERFORD INTL INC              COM       947074100       2,095     50,000    SH         Defined                           50,000
WEBSENSE INC                      COM       947684106       1,005     64,200    SH         Defined                           64,200
WESTAR ENERGY INC                 COM       95709T100       1,318     81,200    SH         Defined                           81,200
ZENITH NATIONAL INSURANCE CP      COM       989390109       2,023     71,000    SH         Defined                           71,000
KFX INC WARRANTS EXP 2008                   kfx warra           0     20,000    SH         Defined                           20,000
REPORT SUMMARY                           75 DATA RECORDS   90,019               0      OTHR MANAGERS ON WHOSE BEHALF REPORT IS FILED